Operating segments	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Operating segments
7.	Operating segments

(a)	Basis for segmentation
The chief operating decision-maker (CODM) of the Group is the Board of Directors and the Chief Executive Officer. The CODM reviews the Group’s internal reporting in order to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The Group’s operating segments are based on geography of the Group’s operations. Our operating segments are “Russia”, “Belarus”, “Kazakhstan”, “Estonia, Latvia and Lithuania” (of which we divested in March 2017, see note 18(b)) and other countries. As each segment other than Russia individually comprises less than 10% of revenue, for reporting purposes we combine all segments other than Russia into “Other segments” category.

(b)	Information about reportable segments
The CODM assesses the performance of the operating segments based on a measure of Segment Revenue and Segment Earnings Before Interest, Tax, Depreciation and Amortization (EBITDA)
(non-IFRS
measure). Information related to each reportable segment is set out below.
The Group does not report total assets or total liabilities based on its operating segments.
Goodwill is allocated to reportable segments as described in note 14. Intangible assets other than goodwill are primarily related to “Russia” operating segment.
(in thousands of Russian Roubles)

	For the year ended December 31, 2019
	Russia	Other segments	Total segments	Unallocated	Eliminations	Total
External revenue	7,211,762	576,979	7,788,741	—	—	7,788,741
Inter-segment revenue	252	10,692	10,944	—	(10,944)	—
External expenses	(3,480,172)	(202,636)	(3,682,808)	(94,072)	—	(3,776,880)
Inter-segment expenses	(10,806)	(378)	(11,184)	—	11,184	—

Segment EBITDA	3,721,036	384,657	4,105,693	(94,072)	240	4,011,861

	For the year ended December 31, 2018*
	Russia	Other segments	Total segments	Unallocated	Eliminations	Total
External revenue	5,700,424	417,349	6,117,773	—	—	6,117,773
Inter-segment revenue	92	13,361	13,453	—	(13,453)	—
External expenses	(2,991,883)	(195,085)	(3,186,968)	(47,403)	—	(3,234,371)
Inter-segment expenses	(13,281)	(289)	(13,570)	—	13,570	—

Segment EBITDA	2,695,352	235,336	2,930,688	(47,403)	117	2,883,402

	For the year ended December 31, 2017**
	Russia	Other segments	Total segments	Unallocated	Eliminations	Total
External revenue	4,358,479	374,060	4,732,539	—	—	4,732,539
Inter-segment revenue	336	13,514	13,850	—	(13,850)	—
External expenses	(2,344,578)	(195,104)	(2,539,682)	(26,253)	—	(2,565,935)
Inter-segment expenses	(12,291)	(1,542)	(13,833)	—	13,833	—

Segment EBITDA	2,001,946	190,928	2,192,874	(26,253)	(17)	2,166,604

*	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
**	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.

(c)	Reconciliation of information on reportable segments to IFRS measures
Reconciliation of consolidated profit before income tax to Segment EBITDA of the Group is presented below:
(in thousands of Russian Roubles)

	For the year ended December 31,
	2019*	2018*	2017**
Consolidated profit before income tax	2,225,448	1,542,447	1,283,305
Adjusted for:
Depreciation and amortization	683,317	586,131	560,961
Gain on disposal of subsidiary	—	(6,131)	(439,115)
Net finance costs	526,516	553,724	635,112
Net foreign exchange loss/(gain)	46,508	8,742	(96,300)
IPO-related costs	190,284	110,043	122,907
Insurance cover related to IPO	100,048	—	—
Management incentive agreement (note 20)	196,993	78,648	74,851
Share-based payments to Board of directors, including social taxes	15,025	—	—
Share of loss of equity-accounted investees (net of income tax)	30,542	—	—
One-off litigation settlements and legal costs	17,734	—	—
Transaction costs related to disposal of subsidiary	—	—	17,244
Restructuring costs	1,541	12,286	7,639
Reversal of expected credit loss	—	(2,488)	—
Income from depositary	(22,095)	—	—

Segment EBITDA (as presented to the CODM)	4,011,861	2,883,402	2,166,604

*
The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. In applying IFRS 16, in relation to the leases that were classified as operating leases, the Group recognizes depreciation and interest costs, instead of operating lease expense (see Note 4(A)). The positive impact on Segment EBITDA for the year ended December 31, 2019 amounted to RUB 87,892 thousand. During the year ended December 31, 2019, in relation to those leases, the Group recognized RUB 74,365 thousand of depreciation charge (see Note 23(i)) and RUB 32,941 thousand of additional interest costs from leases (see Note 23(ii)).

**	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.

Reconciliation of consolidated operating costs and expenses (exclusive of depreciation and amortization) to Segment External expenses of the Group is presented below:
(in thousands of Russian Roubles)

	For the year ended December 31,
	2019	2018*	2017*
Consolidated operating costs and expenses (exclusive of depreciation and amortization)	4,300,263	3,432,860	2,788,576
Adjusted for:
IPO-related costs	(190,284)	(110,043)	(122,907)
Insurance cover related to IPO	(100,048)	—	—
Management incentive agreement (note 20)	(196,993)	(78,648)	(74,851)
Share-based payments to Board of directors, including social taxes	(15,024)	—	—
One-off litigation settlements and legal costs	(17,734)	—	—
Transaction costs related to disposal of subsidiary	—	—	(17,244)
Restructuring costs	(1,541)	(12,286)	(7,639)
Reversal of expected credit loss	—	2,488	—
Other	(1,759)	—	—

Segment External expenses (as presented to the CODM)	3,776,880	3,234,371	2,565,935

*	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.

(d)	Geographical information
The geographical information below analyses the Group’s revenue by country of domicile of a customer, including the Group’s principal country of operations and in all foreign countries.
(in thousands of Russian Roubles)

	For the year ended December 31,
	2019	2018	2017*
Russia	7,170,042	5,652,024	4,324,594
All foreign countries
Kazakhstan	232,990	166,147	124,002
Belarus	343,964	234,389	157,603
Baltic countries	—	—	54,160
Other countries	41,745	65,213	72,180

	7,788,741	6,117,773	4,732,539

*	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.

(e)	Major customers
In all reporting periods no customer represented 10% or more of the Group’s total revenue.